American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2020

Balanced - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.9%
Aerospace and Defense — 0.5%
Huntington Ingalls Industries, Inc.	5,730	995,358
Lockheed Martin Corp.	10,453	3,961,374
		4,956,732
Banks — 1.8%
Bank of America Corp.	231,013	5,747,603
Citigroup, Inc.	14,036	701,940
East West Bancorp, Inc.	18,035	625,093
JPMorgan Chase & Co.	53,346	5,155,357
PNC Financial Services Group, Inc. (The)	11,195	1,194,171
Regions Financial Corp.	182,252	1,979,257
Truist Financial Corp.	25,221	944,779
Wells Fargo & Co.	29,261	709,872
		17,058,072
Beverages — 0.4%
Coca-Cola Co. (The)	25,269	1,193,707
Monster Beverage Corp.(1)	39,345	3,087,796
		4,281,503
Biotechnology — 1.5%
AbbVie, Inc.	32,053	3,042,150
Amgen, Inc.	3,866	945,894
Biogen, Inc.(1)	11,791	3,238,870
Incyte Corp.(1)	15,251	1,506,189
Regeneron Pharmaceuticals, Inc.(1)	5,473	3,459,319
Vertex Pharmaceuticals, Inc.(1)	6,909	1,879,248
		14,071,670
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	37,456	2,865,384
Masco Corp.	114,442	6,541,505
		9,406,889
Capital Markets — 1.3%
Ameriprise Financial, Inc.	10,756	1,652,444
Cboe Global Markets, Inc.	9,462	829,817
FactSet Research Systems, Inc.	8,182	2,833,427
LPL Financial Holdings, Inc.	16,758	1,324,217
Moody's Corp.	9,875	2,777,838
Morgan Stanley	19,625	959,270
SEI Investments Co.	33,574	1,756,927
State Street Corp.	9,496	605,750
		12,739,690
Chemicals — 0.3%
Eastman Chemical Co.	11,724	874,962
LyondellBasell Industries NV, Class A	30,029	1,877,413
		2,752,375
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	3,667	952,577
Cisco Systems, Inc.	43,185	2,034,013
Motorola Solutions, Inc.	5,817	813,217
		3,799,807

Consumer Finance — 0.1%
Capital One Financial Corp.	11,568	738,038
Containers and Packaging — 0.6%
International Paper Co.	57,335	1,994,684
Packaging Corp. of America	25,358	2,437,411
WestRock Co.	38,688	1,039,160
		5,471,255
Distributors — 0.2%
LKQ Corp.(1)	71,976	2,029,003
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	31,989	6,262,806
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	177,500	5,250,450
CenturyLink, Inc.	351,012	3,387,266
Verizon Communications, Inc.	85,411	4,909,424
		13,547,140
Electric Utilities — 1.1%
Duke Energy Corp.	20,273	1,717,934
Evergy, Inc.	38,578	2,501,012
Exelon Corp.	56,611	2,185,751
NextEra Energy, Inc.	1,754	492,348
NRG Energy, Inc.	27,348	924,636
PPL Corp.	96,933	2,580,356
Southern Co. (The)	8,395	458,451
		10,860,488
Electrical Equipment — 0.8%
Emerson Electric Co.	94,581	5,864,968
Hubbell, Inc.	13,929	1,879,997
		7,744,965
Electronic Equipment, Instruments and Components — 0.5%
SYNNEX Corp.	18,268	2,278,751
Trimble, Inc.(1)	27,418	1,220,375
Zebra Technologies Corp., Class A(1)	5,472	1,536,264
		5,035,390
Energy Equipment and Services — 0.2%
Baker Hughes Co.	125,019	1,936,544
Entertainment — 1.7%
Activision Blizzard, Inc.	40,144	3,317,099
Electronic Arts, Inc.(1)	43,892	6,215,985
Netflix, Inc.(1)	2,358	1,152,779
Take-Two Interactive Software, Inc.(1)	15,759	2,584,791
Zynga, Inc., Class A(1)	347,933	3,420,181
		16,690,835
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.	23,413	660,012
Public Storage	3,921	783,730
		1,443,742
Food and Staples Retailing — 0.4%
Kroger Co. (The)	89,306	3,106,956
Walmart, Inc.	8,788	1,137,167
		4,244,123
Food Products — 1.7%
Campbell Soup Co.	19,846	983,766
General Mills, Inc.	61,917	3,917,489

Hershey Co. (The)	40,754	5,926,039
Hormel Foods Corp.	46,387	2,359,243
Kellogg Co.	40,899	2,821,622
Kraft Heinz Co. (The)	18,998	653,151
		16,661,310
Health Care Equipment and Supplies — 3.1%
Abbott Laboratories	65,737	6,615,772
ABIOMED, Inc.(1)	12,633	3,789,142
Align Technology, Inc.(1)	9,049	2,658,777
Baxter International, Inc.	72,679	6,278,012
Danaher Corp.	6,834	1,392,769
DENTSPLY SIRONA, Inc.	51,403	2,292,574
DexCom, Inc.(1)	1,452	632,404
Edwards Lifesciences Corp.(1)	49,604	3,889,450
Medtronic plc	17,452	1,683,769
Zimmer Biomet Holdings, Inc.	6,332	853,933
		30,086,602
Health Care Providers and Services — 1.9%
Cardinal Health, Inc.	10,234	558,981
CVS Health Corp.	75,373	4,743,977
Henry Schein, Inc.(1)	8,380	575,958
Humana, Inc.	12,307	4,829,882
McKesson Corp.	18,971	2,848,685
UnitedHealth Group, Inc.	13,853	4,194,411
Universal Health Services, Inc., Class B	6,564	721,384
		18,473,278
Health Care Technology — 0.6%
Cerner Corp.	79,730	5,537,249
Hotels, Restaurants and Leisure — 0.5%
Las Vegas Sands Corp.	35,091	1,531,371
Starbucks Corp.	36,025	2,756,994
		4,288,365
Household Durables — 0.1%
PulteGroup, Inc.	29,446	1,283,846
Household Products — 1.5%
Colgate-Palmolive Co.	46,319	3,575,827
Kimberly-Clark Corp.	24,742	3,761,773
Procter & Gamble Co. (The)	56,849	7,454,041
		14,791,641
Industrial Conglomerates — 0.2%
3M Co.	5,553	835,560
Honeywell International, Inc.	6,798	1,015,417
		1,850,977
Insurance — 0.9%
Aon plc, Class A	3,910	802,410
Brown & Brown, Inc.	45,578	2,072,432
Marsh & McLennan Cos., Inc.	27,003	3,148,550
MetLife, Inc.	60,706	2,297,722
Principal Financial Group, Inc.	15,950	676,758
		8,997,872
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A(1)	11,447	17,032,563
Facebook, Inc., Class A(1)	74,698	18,948,642
		35,981,205

Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	8,198	25,944,047
Booking Holdings, Inc.(1)	1,826	3,035,049
eBay, Inc.	105,775	5,847,242
		34,826,338
IT Services — 1.8%
Accenture plc, Class A	6,361	1,429,825
Akamai Technologies, Inc.(1)	12,043	1,354,115
Cognizant Technology Solutions Corp., Class A	20,104	1,373,505
International Business Machines Corp.	36,818	4,526,405
Mastercard, Inc., Class A	6,537	2,016,861
PayPal Holdings, Inc.(1)	4,256	834,474
Visa, Inc., Class A	16,914	3,220,426
Western Union Co. (The)	105,337	2,557,582
		17,313,193
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	34,575	3,330,610
Machinery — 1.1%
Cummins, Inc.	38,606	7,460,996
Snap-on, Inc.	20,127	2,935,925
		10,396,921
Media — 0.2%
DISH Network Corp., Class A(1)	16,881	542,049
Fox Corp., Class A	22,266	573,795
Fox Corp., Class B(1)	22,337	575,625
Interpublic Group of Cos., Inc. (The)	34,369	620,360
		2,311,829
Metals and Mining — 0.6%
Reliance Steel & Aluminum Co.	39,113	3,843,243
Steel Dynamics, Inc.	58,422	1,601,347
		5,444,590
Multi-Utilities — 0.3%
Dominion Energy, Inc.	33,221	2,691,898
MDU Resources Group, Inc.	29,346	615,679
		3,307,577
Multiline Retail — 0.4%
Target Corp.	26,647	3,354,324
Oil, Gas and Consumable Fuels — 1.0%
Chevron Corp.	71,339	5,988,196
Exxon Mobil Corp.	55,689	2,343,393
Kinder Morgan, Inc.	58,603	826,302
Williams Cos., Inc. (The)	40,107	767,247
		9,925,138
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	20,060	3,962,652
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	139,290	8,170,751
Jazz Pharmaceuticals plc(1)	14,266	1,544,295
Johnson & Johnson	47,781	6,964,559
Merck & Co., Inc.	115,550	9,271,732
Mylan NV(1)	159,142	2,563,778
Pfizer, Inc.	54,826	2,109,704
		30,624,819

Professional Services — 0.3%
Robert Half International, Inc.	60,290	3,066,952
Road and Rail — 0.3%
Kansas City Southern	15,093	2,593,732
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	80,951	5,207,578
Broadcom, Inc.	25,838	8,184,187
Intel Corp.	41,775	1,993,921
KLA Corp.	5,563	1,111,654
Lam Research Corp.	3,804	1,434,717
NVIDIA Corp.	2,270	963,819
Qorvo, Inc.(1)	10,769	1,380,047
Texas Instruments, Inc.	36,071	4,600,856
		24,876,779
Software — 8.1%
Adobe, Inc.(1)	23,696	10,528,607
Autodesk, Inc.(1)	19,559	4,624,334
Cadence Design Systems, Inc.(1)	49,911	5,452,777
Dropbox, Inc., Class A(1)	81,457	1,853,147
Fortinet, Inc.(1)	17,626	2,437,676
Intuit, Inc.	15,676	4,802,656
Microsoft Corp.	133,604	27,390,156
NortonLifeLock, Inc.	101,789	2,183,374
Oracle Corp. (New York)	78,342	4,344,064
salesforce.com, Inc.(1)	32,746	6,380,558
ServiceNow, Inc.(1)	11,112	4,880,390
VMware, Inc., Class A(1)	19,586	2,746,153
		77,623,892
Specialty Retail — 1.2%
AutoZone, Inc.(1)	1,327	1,602,246
Best Buy Co., Inc.	31,953	3,182,199
Home Depot, Inc. (The)	4,823	1,280,458
O'Reilly Automotive, Inc.(1)	6,210	2,964,530
Ulta Beauty, Inc.(1)	12,934	2,496,133
		11,525,566
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	80,281	34,122,636
HP, Inc.	161,398	2,837,377
NetApp, Inc.	64,062	2,837,947
		39,797,960
Textiles, Apparel and Luxury Goods — 0.4%
Levi Strauss & Co., Class A	61,375	746,320
Ralph Lauren Corp.	38,426	2,739,774
		3,486,094
Trading Companies and Distributors — 0.6%
W.W. Grainger, Inc.	15,535	5,305,669
TOTAL COMMON STOCKS (Cost $424,997,222)		576,098,047
U.S. TREASURY SECURITIES — 15.8%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	334,359
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	217,781
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	2,163,789
U.S. Treasury Bonds, 1.125%, 5/15/40	2,900,000	2,977,258
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	2,294,824

U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,402,871
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	4,559,092
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,662,891
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,766,477
U.S. Treasury Bonds, 3.625%, 2/15/44	300,000	456,316
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	709,785
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	836,836
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	6,300,000	8,109,527
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	839,484
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	280,891
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,911,342
U.S. Treasury Bonds, 2.25%, 8/15/49	700,000	882,068
U.S. Treasury Bonds, 2.375%, 11/15/49	1,900,000	2,457,828
U.S. Treasury Bonds, 2.00%, 2/15/50	1,200,000	1,441,312
U.S. Treasury Bonds, 1.25%, 5/15/50	1,200,000	1,214,719
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,205,940	2,473,052
U.S. Treasury Notes, 1.875%, 1/31/22(2)	500,000	513,018
U.S. Treasury Notes, 0.375%, 3/31/22	7,000,000	7,029,668
U.S. Treasury Notes, 1.875%, 3/31/22	900,000	926,191
U.S. Treasury Notes, 0.125%, 4/30/22	6,000,000	6,001,055
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,854,984
U.S. Treasury Notes, 0.125%, 5/31/22	1,700,000	1,700,100
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,152,734
U.S. Treasury Notes, 1.875%, 9/30/22	300,000	311,420
U.S. Treasury Notes, 1.625%, 11/15/22	3,000,000	3,103,301
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	834,984
U.S. Treasury Notes, 0.50%, 3/15/23	18,600,000	18,786,727
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	401,461
U.S. Treasury Notes, 0.25%, 6/15/23	4,900,000	4,918,184
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	7,199,801
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,619,150
U.S. Treasury Notes, 1.50%, 11/30/24	3,000,000	3,170,215
U.S. Treasury Notes, 1.125%, 2/28/25	12,200,000	12,718,738
U.S. Treasury Notes, 0.50%, 3/31/25	3,500,000	3,548,604
U.S. Treasury Notes, 0.375%, 4/30/25	2,200,000	2,217,832
U.S. Treasury Notes, 0.25%, 5/31/25	2,100,000	2,104,553
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,480,242
U.S. Treasury Notes, 1.375%, 8/31/26	1,500,000	1,595,156
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	107,965
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	762,180
U.S. Treasury Notes, 1.50%, 1/31/27	2,000,000	2,146,953
U.S. Treasury Notes, 1.125%, 2/28/27	2,200,000	2,309,141
U.S. Treasury Notes, 0.625%, 3/31/27	11,800,000	11,997,742
U.S. Treasury Notes, 0.50%, 4/30/27	3,800,000	3,831,691
U.S. Treasury Notes, 0.50%, 5/31/27	1,000,000	1,007,930
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	503,887
TOTAL U.S. TREASURY SECURITIES (Cost $140,556,724)		151,848,109
CORPORATE BONDS — 11.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.15%, 5/1/30	150,000	164,590
Boeing Co. (The), 5.81%, 5/1/50	430,000	506,230
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	104,319

Raytheon Technologies Corp., 4.125%, 11/16/28	500,000	601,158
		1,376,297
Auto Components†
BorgWarner, Inc., 2.65%, 7/1/27	210,000	222,942
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	452,375
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	402,416
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	312,359
General Motors Co., 5.15%, 4/1/38	260,000	279,424
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	630,249
General Motors Financial Co., Inc., 2.75%, 6/20/25	430,000	443,940
General Motors Financial Co., Inc., 5.25%, 3/1/26	290,000	328,323
		2,849,086
Banks — 1.7%
Banco Santander SA, 3.50%, 4/11/22	600,000	625,583
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	895,000	907,390
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	930,000	989,353
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	600,000	642,232
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	960,698
Bank of Montreal, MTN, 3.30%, 2/5/24	765,000	835,878
Barclays plc, VRN, 2.65%, 6/24/31	300,000	308,102
BNP Paribas SA, VRN, 2.82%, 11/19/25(3)	593,000	630,250
BPCE SA, 5.15%, 7/21/24(3)	200,000	224,524
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	493,000	522,466
Citigroup, Inc., 4.05%, 7/30/22	70,000	74,567
Citigroup, Inc., VRN, 3.11%, 4/8/26	277,000	301,595
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	439,793
Citigroup, Inc., VRN, 2.57%, 6/3/31	390,000	414,711
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	479,692
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(3)	540,000	549,360
Discover Bank, 3.35%, 2/6/23	250,000	265,633
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	121,838
FNB Corp., 2.20%, 2/24/23	460,000	460,313
HSBC Bank plc, 4.125%, 8/12/20(3)	300,000	300,254
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	220,000	243,486
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	670,000	704,222
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	905,000	978,252
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	340,000	357,163
Natwest Group plc, VRN, 2.36%, 5/22/24	110,000	113,999
PNC Bank N.A., 2.70%, 10/22/29	480,000	528,050
Regions Financial Corp., 2.25%, 5/18/25	111,000	118,088
Societe Generale SA, VRN, 3.65%, 7/8/35(3)	290,000	301,308
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	800,000	851,434
Truist Bank, 3.30%, 5/15/26	200,000	224,256
Wells Fargo & Co., 4.125%, 8/15/23	200,000	218,734
Wells Fargo & Co., 3.00%, 10/23/26	695,000	763,061
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	190,000	193,755
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	140,000	147,223
Wells Fargo & Co., VRN, 3.07%, 4/30/41	310,000	339,958
		16,137,221
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	643,243
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	774,612

PepsiCo, Inc., 1.625%, 5/1/30	110,000	115,018
		1,532,873
Biotechnology — 0.4%
AbbVie, Inc., 3.25%, 10/1/22(3)	400,000	419,548
AbbVie, Inc., 3.85%, 6/15/24(3)	440,000	487,841
AbbVie, Inc., 3.60%, 5/14/25	120,000	134,441
AbbVie, Inc., 3.20%, 11/21/29(3)	440,000	496,491
AbbVie, Inc., 4.55%, 3/15/35(3)	110,000	140,581
AbbVie, Inc., 4.40%, 11/6/42	240,000	304,880
Amgen, Inc., 2.65%, 5/11/22	390,000	405,009
Biogen, Inc., 3.625%, 9/15/22	520,000	554,650
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	969,175
		3,912,616
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	140,000	141,829
Capital Markets — 0.9%
Ares Capital Corp., 3.25%, 7/15/25	933,000	922,840
Ares Finance Co. II LLC, 3.25%, 6/15/30(3)	305,000	322,728
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	280,000	293,160
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(3)	780,000	804,753
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	195,000	204,145
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	591,000	655,444
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	1,058,000	1,181,159
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	140,000	150,387
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(3)	800,000	839,216
Morgan Stanley, 2.75%, 5/19/22	200,000	208,137
Morgan Stanley, 4.875%, 11/1/22	327,000	356,741
Morgan Stanley, MTN, 3.70%, 10/23/24	985,000	1,100,992
Morgan Stanley, VRN, 2.19%, 4/28/26	435,000	458,814
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	360,000	360,348
State Street Corp., VRN, 2.83%, 3/30/23(3)	90,000	93,467
UBS Group AG, 3.49%, 5/23/23(3)	300,000	314,411
UBS Group AG, 4.125%, 9/24/25(3)	200,000	229,930
UBS Group AG, VRN, 1.36%, 1/30/27(3)	200,000	201,960
		8,698,632
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(3)	300,000	338,222
CF Industries, Inc., 5.15%, 3/15/34	230,000	265,032
Yara International ASA, 3.15%, 6/4/30(3)	230,000	248,892
		852,146
Commercial Services and Supplies — 0.2%
RELX Capital, Inc., 3.00%, 5/22/30	235,000	261,538
Republic Services, Inc., 3.55%, 6/1/22	220,000	230,988
Republic Services, Inc., 2.30%, 3/1/30	840,000	902,151
Waste Connections, Inc., 3.50%, 5/1/29	290,000	338,291
Waste Connections, Inc., 2.60%, 2/1/30	580,000	636,765
		2,369,733
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	206,540
Juniper Networks, Inc., 4.50%, 3/15/24	66,000	74,240
		280,780
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	542,000	570,967

Vulcan Materials Co., 3.50%, 6/1/30	310,000	351,923
		922,890
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	307,493
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	264,731
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	370,000	351,764
Synchrony Financial, 2.85%, 7/25/22	533,000	545,320
		1,469,308
Diversified Consumer Services†
Pepperdine University, 3.30%, 12/1/59	355,000	384,403
Diversified Financial Services†
GE Capital Funding LLC, 4.40%, 5/15/30(3)	200,000	210,997
NatWest Markets plc, 2.375%, 5/21/23(3)	200,000	206,847
		417,844
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.40%, 5/15/25	366,000	407,308
AT&T, Inc., 2.30%, 6/1/27	140,000	148,499
AT&T, Inc., 1.65%, 2/1/28(4)	204,000	208,082
AT&T, Inc., 4.10%, 2/15/28	150,000	175,832
AT&T, Inc., 2.75%, 6/1/31	700,000	751,022
AT&T, Inc., 3.50%, 6/1/41	100,000	108,914
AT&T, Inc., 5.15%, 11/15/46	141,000	182,251
AT&T, Inc., 3.65%, 6/1/51	195,000	213,713
AT&T, Inc., 3.30%, 2/1/52(4)	300,000	313,419
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(3)	354,000	359,029
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	140,000	158,578
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	102,666
Verizon Communications, Inc., 3.15%, 3/22/30	565,000	649,867
Verizon Communications, Inc., 4.40%, 11/1/34	898,000	1,159,727
		4,938,907
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30	340,000	354,276
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	126,460
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	122,984
Baltimore Gas and Electric Co., 2.90%, 6/15/50	170,000	189,347
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	178,306
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	191,165
Commonwealth Edison Co., 3.20%, 11/15/49	215,000	256,090
DTE Electric Co., 2.25%, 3/1/30	330,000	358,806
Duke Energy Corp., 3.55%, 9/15/21	90,000	92,469
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	386,945
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	174,607
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	278,077
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	173,017
Duke Energy Progress LLC, 3.70%, 10/15/46	270,000	343,209
Exelon Corp., 5.15%, 12/1/20	220,000	220,793
Exelon Corp., 4.45%, 4/15/46	150,000	195,113
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	127,290
FirstEnergy Corp., 4.85%, 7/15/47	90,000	111,404
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	170,000	204,169
Florida Power & Light Co., 4.125%, 2/1/42	140,000	187,058
Florida Power & Light Co., 3.95%, 3/1/48	130,000	179,005
Florida Power & Light Co., 3.15%, 10/1/49	170,000	209,144
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	340,308

Nevada Power Co., 2.40%, 5/1/30	231,000	253,620
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	336,944
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	120,000	130,800
Northern States Power Co., 2.60%, 6/1/51	160,000	176,437
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	170,000	202,348
PacifiCorp, 2.70%, 9/15/30	99,000	112,564
PacifiCorp, 3.30%, 3/15/51	310,000	382,789
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	131,499
Progress Energy, Inc., 3.15%, 4/1/22	90,000	93,514
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	109,381
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	114,349
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	389,139
		7,433,426
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25	500,000	529,228
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	209,000	226,899
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	130,000	151,326
Netflix, Inc., 5.875%, 11/15/28	86,000	106,364
Walt Disney Co. (The), 2.20%, 1/13/28	600,000	635,831
		893,521
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	100,000	126,272
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33(4)	145,000	146,353
American Tower Corp., 3.375%, 10/15/26	110,000	124,729
Crown Castle International Corp., 2.25%, 1/15/31	100,000	103,970
Duke Realty LP, 1.75%, 7/1/30	180,000	183,016
Duke Realty LP, 3.05%, 3/1/50	200,000	228,842
Essex Portfolio LP, 3.625%, 8/15/22	150,000	157,333
Essex Portfolio LP, 3.25%, 5/1/23	50,000	52,719
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	300,000	297,192
Healthpeak Properties, Inc., 2.875%, 1/15/31	200,000	212,662
Highwoods Realty LP, 2.60%, 2/1/31(4)	145,000	145,638
Kilroy Realty LP, 3.80%, 1/15/23	130,000	134,841
Kimco Realty Corp., 2.80%, 10/1/26	240,000	251,318
Kimco Realty Corp., 2.70%, 10/1/30	219,000	226,556
National Retail Properties, Inc., 2.50%, 4/15/30	544,000	536,125
Realty Income Corp., 3.25%, 1/15/31	140,000	157,406
Regency Centers LP, 2.95%, 9/15/29	105,000	110,115
Regency Centers LP, 3.70%, 6/15/30	300,000	332,215
Ventas Realty LP, 4.125%, 1/15/26	100,000	110,916
Ventas Realty LP, 4.40%, 1/15/29	330,000	371,389
VEREIT Operating Partnership LP, 3.40%, 1/15/28	331,000	343,863
Welltower, Inc., 2.70%, 2/15/27	525,000	558,600
Welltower, Inc., 2.75%, 1/15/31	330,000	337,342
		5,249,412
Food and Staples Retailing — 0.2%
Costco Wholesale Corp., 1.60%, 4/20/30	430,000	445,194
Kroger Co. (The), 3.875%, 10/15/46	350,000	422,816
Sysco Corp., 5.95%, 4/1/30	360,000	457,665
Walmart, Inc., 4.05%, 6/29/48	210,000	293,347
		1,619,022

Food Products — 0.1%
Campbell Soup Co., 2.375%, 4/24/30	60,000	63,679
Mars, Inc., 1.625%, 7/16/32(3)	470,000	477,672
Mondelez International, Inc., 2.75%, 4/13/30	412,000	458,107
		999,458
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	290,000	322,859
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	380,000	416,553
DH Europe Finance II Sarl, 3.40%, 11/15/49	210,000	260,232
Medtronic, Inc., 4.375%, 3/15/35	144,000	195,661
Stryker Corp., 1.95%, 6/15/30	360,000	374,616
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	200,000	224,171
		1,794,092
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	135,641
Anthem, Inc., 2.375%, 1/15/25	100,000	107,052
Anthem, Inc., 3.65%, 12/1/27	140,000	161,469
Cigna Corp., 2.40%, 3/15/30	330,000	351,628
CVS Health Corp., 4.30%, 3/25/28	620,000	737,027
CVS Health Corp., 4.78%, 3/25/38	160,000	205,919
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	212,853
Partners Healthcare System, Inc., 3.19%, 7/1/49	215,000	243,266
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	320,798
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	241,665
UnitedHealth Group, Inc., 2.00%, 5/15/30	200,000	213,437
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	201,642
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	130,739
		3,263,136
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	124,575
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	329,990
Lennar Corp., 4.75%, 4/1/21	352,000	357,201
		811,766
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	68,000	79,246
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	615,000	650,726
General Electric Co., 3.625%, 5/1/30	220,000	223,102
General Electric Co., 4.35%, 5/1/50	80,000	83,076
		956,904
Insurance — 0.6%
American International Group, Inc., 3.40%, 6/30/30	360,000	402,632
American International Group, Inc., 4.50%, 7/16/44	313,000	387,272
Athene Global Funding, 2.80%, 5/26/23(3)	362,000	376,598
Athene Global Funding, 2.50%, 1/14/25(3)	270,000	276,832
Athene Global Funding, 2.55%, 6/29/25(3)	270,000	278,419
Brighthouse Financial, Inc., 5.625%, 5/15/30	100,000	114,558
Five Corners Funding Trust II, 2.85%, 5/15/30(3)	601,000	651,269
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	404,000	473,910
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	120,000	141,655
Lincoln National Corp., 4.375%, 6/15/50	175,000	211,921
Markel Corp., 4.90%, 7/1/22	190,000	204,510
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(3)	465,000	516,795
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	200,000	212,661

Metropolitan Life Global Funding I, 0.90%, 6/8/23(3)	150,000	151,847
Principal Life Global Funding II, 1.25%, 6/23/25(3)	240,000	245,414
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(3)	265,000	293,781
Unum Group, 4.50%, 3/15/25	280,000	309,363
WR Berkley Corp., 4.625%, 3/15/22	130,000	136,761
		5,386,198
IT Services — 0.2%
Fiserv, Inc., 2.25%, 6/1/27	260,000	278,646
Fiserv, Inc., 3.50%, 7/1/29	172,000	199,402
Global Payments, Inc., 3.20%, 8/15/29	340,000	380,364
International Business Machines Corp., 1.70%, 5/15/27	300,000	312,286
International Business Machines Corp., 1.95%, 5/15/30	200,000	209,555
Mastercard, Inc., 3.65%, 6/1/49	170,000	216,756
PayPal Holdings, Inc., 2.30%, 6/1/30	399,000	432,359
Western Union Co. (The), 2.85%, 1/10/25	127,000	134,051
		2,163,419
Life Sciences Tools and Services†
Agilent Technologies, Inc., 2.10%, 6/4/30	180,000	188,232
Machinery†
Otis Worldwide Corp., VRN, 0.75%, 4/5/23(3)	150,000	149,561
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	200,000	230,087
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	112,000	137,571
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	530,000	640,422
Comcast Corp., 1.95%, 1/15/31	230,000	240,792
Comcast Corp., 4.40%, 8/15/35	102,000	132,646
Comcast Corp., 3.20%, 7/15/36	203,000	237,019
Comcast Corp., 3.75%, 4/1/40	100,000	125,046
Comcast Corp., 2.80%, 1/15/51	410,000	447,298
Discovery Communications LLC, 3.625%, 5/15/30	100,000	111,165
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	311,000	368,708
ViacomCBS, Inc., 4.20%, 5/19/32	210,000	241,686
		2,912,440
Metals and Mining — 0.1%
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(3)	170,000	208,914
Reliance Steel & Aluminum Co., 2.15%, 8/15/30(4)	140,000	140,686
Steel Dynamics, Inc., 3.45%, 4/15/30	155,000	173,780
Teck Resources Ltd., 3.90%, 7/15/30(3)	140,000	145,097
		668,477
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	370,000	428,676
CenterPoint Energy, Inc., 4.25%, 11/1/28	369,000	440,063
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	186,125
Dominion Energy, Inc., 4.90%, 8/1/41	200,000	270,974
NiSource, Inc., 5.65%, 2/1/45	140,000	205,915
Sempra Energy, 2.875%, 10/1/22	200,000	207,963
Sempra Energy, 3.25%, 6/15/27	180,000	203,251
Sempra Energy, 4.00%, 2/1/48	100,000	122,402
		2,065,369
Oil, Gas and Consumable Fuels — 0.9%
Aker BP ASA, 3.75%, 1/15/30(3)	510,000	507,467
Chevron Corp., 2.00%, 5/11/27	240,000	256,806
Colonial Enterprises, Inc., 3.25%, 5/15/30(3)	160,000	177,301
Diamondback Energy, Inc., 3.50%, 12/1/29	400,000	401,238

Ecopetrol SA, 5.875%, 5/28/45	90,000	103,176
Enbridge, Inc., 4.00%, 10/1/23	140,000	152,386
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	164,586
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	387,223
Energy Transfer Operating LP, 3.75%, 5/15/30	170,000	168,441
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	71,104
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	557,879
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,313
Equinor ASA, 1.75%, 1/22/26	240,000	250,854
Equinor ASA, 3.25%, 11/18/49	230,000	264,171
Exxon Mobil Corp., 1.57%, 4/15/23	390,000	402,767
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	170,932
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	277,724
Magellan Midstream Partners LP, 3.25%, 6/1/30	160,000	174,282
MPLX LP, 5.25%, 1/15/25	200,000	208,686
MPLX LP, 4.875%, 6/1/25	410,000	465,009
MPLX LP, 4.50%, 4/15/38	120,000	127,961
Ovintiv, Inc., 6.50%, 2/1/38	90,000	79,689
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	241,744
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	58,148
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	42,863
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	177,614
Phillips 66, 4.30%, 4/1/22	250,000	265,283
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	390,000	390,911
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	685,006
Shell International Finance BV, 3.25%, 5/11/25	200,000	224,035
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	205,040
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(3)	250,000	273,318
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	300,283
		8,366,240
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	393,456
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 3.25%, 8/15/22	190,000	201,038
Bristol-Myers Squibb Co., 3.625%, 5/15/24	300,000	332,488
Bristol-Myers Squibb Co., 3.40%, 7/26/29	430,000	506,870
Pfizer, Inc., 1.70%, 5/28/30	100,000	104,970
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	640,000	660,713
Upjohn, Inc., 2.70%, 6/22/30(3)	317,000	338,829
Upjohn, Inc., 4.00%, 6/22/50(3)	129,000	147,680
Zoetis, Inc., 2.00%, 5/15/30	147,000	155,597
		2,448,185
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	400,000	413,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	70,513
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	690,000	920,551
CSX Corp., 3.25%, 6/1/27	380,000	434,714
Norfolk Southern Corp., 3.05%, 5/15/50	200,000	226,544
Union Pacific Corp., 2.40%, 2/5/30	270,000	295,517
Union Pacific Corp., 3.60%, 9/15/37	200,000	236,093
Union Pacific Corp., MTN, 3.55%, 8/15/39	140,000	167,718
		2,764,650
Semiconductors and Semiconductor Equipment — 0.3%
Analog Devices, Inc., 2.95%, 4/1/25	90,000	98,987

Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	126,000	135,508
Broadcom, Inc., 2.25%, 11/15/23(3)	360,000	375,031
Broadcom, Inc., 3.15%, 11/15/25(3)	420,000	453,400
Microchip Technology, Inc., 2.67%, 9/1/23(3)	400,000	413,893
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	400,000	423,844
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(3)	70,000	75,077
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(3)	242,000	263,810
QUALCOMM, Inc., 2.15%, 5/20/30	280,000	300,149
Texas Instruments, Inc., 1.75%, 5/4/30	210,000	220,820
		2,760,519
Software — 0.1%
Infor, Inc., 1.75%, 7/15/25(3)	100,000	103,181
Oracle Corp., 3.625%, 7/15/23	280,000	306,226
Oracle Corp., 2.65%, 7/15/26	100,000	110,290
Oracle Corp., 4.00%, 7/15/46	430,000	537,339
		1,057,036
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	166,606
Home Depot, Inc. (The), 2.50%, 4/15/27	280,000	310,283
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	64,996
Home Depot, Inc. (The), 3.35%, 4/15/50	479,000	586,122
		1,128,007
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.125%, 5/11/25	70,000	72,004
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	156,000	171,963
Hewlett Packard Enterprise Co., 1.45%, 4/1/24	540,000	540,779
NetApp, Inc., 1.875%, 6/22/25	100,000	103,850
Seagate HDD Cayman, 4.875%, 3/1/24	61,000	66,371
		954,967
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	470,000	514,371
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 3.875%, 4/15/30(3)	450,000	515,669
T-Mobile USA, Inc., 2.55%, 2/15/31(3)	385,000	400,454
Vodafone Group plc, 2.95%, 2/19/23	771,000	816,749
		1,732,872
TOTAL CORPORATE BONDS (Cost $98,582,372)		106,017,616
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 3.89%, (1-year H15T1Y plus 2.25%), 9/1/35	112,506	118,277
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.87%), 7/1/36	29,018	30,751
FHLMC, VRN, 4.18%, (1-year H15T1Y plus 2.14%), 10/1/36	102,910	107,615
FHLMC, VRN, 3.88%, (1-year H15T1Y plus 2.25%), 4/1/37	116,649	122,441
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.80%), 2/1/38	39,906	42,221
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	30,078	31,749
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.79%), 9/1/40	33,679	35,133
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	15,770	16,661
FHLMC, VRN, 3.75%, (12-month LIBOR plus 1.86%), 7/1/41	116,369	122,703
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	16,139	16,613
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	479	481
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.65%), 6/1/43	8,339	8,411
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.62%), 1/1/44	181,999	189,476
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	141,152	146,367

FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	335,207	348,793
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	562,855	588,931
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	70,696	72,947
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	81,012	83,571
FNMA, VRN, 4.02%, (1-year H15T1Y plus 2.16%), 3/1/38	85,762	89,604
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	9,548	9,986
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40	15,944	16,728
FNMA, VRN, 3.79%, (12-month LIBOR plus 1.77%), 10/1/40	59,747	62,309
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	92,738	96,631
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	442,669	464,212
FNMA, VRN, 3.15%, (12-month LIBOR plus 1.61%), 4/1/47	255,070	267,406
FNMA, VRN, 3.27%, (12-month LIBOR plus 1.62%), 5/1/47	314,381	328,350
		3,418,367
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.3%
FHLMC, 6.50%, 1/1/28	8,041	8,961
FHLMC, 5.50%, 12/1/33	69,746	80,648
FHLMC, 5.00%, 7/1/35	590,923	678,610
FHLMC, 5.50%, 1/1/38	51,542	59,526
FHLMC, 6.00%, 8/1/38	32,817	37,999
FHLMC, 3.50%, 12/1/47	441,872	469,666
FNMA, 5.00%, 9/1/20	2,402	2,524
FNMA, 6.50%, 1/1/29	12,185	13,913
FNMA, 7.50%, 7/1/29	18,251	18,980
FNMA, 7.50%, 9/1/30	7,496	8,829
FNMA, 5.00%, 7/1/31	310,204	348,126
FNMA, 6.50%, 9/1/31	10,907	12,147
FNMA, 7.00%, 9/1/31	3,464	3,697
FNMA, 6.50%, 1/1/32	12,658	14,508
FNMA, 6.50%, 8/1/32	13,127	15,012
FNMA, 5.50%, 6/1/33	44,768	52,196
FNMA, 5.50%, 7/1/33	63,470	74,107
FNMA, 5.50%, 8/1/33	129,677	151,600
FNMA, 5.50%, 9/1/33	80,843	94,602
FNMA, 5.00%, 11/1/33	217,106	249,129
FNMA, 3.50%, 3/1/34	292,936	310,707
FNMA, 5.00%, 4/1/35	284,232	326,008
FNMA, 5.00%, 2/1/36	183,090	210,166
FNMA, 5.50%, 4/1/36	67,222	78,038
FNMA, 5.50%, 5/1/36	129,789	150,567
FNMA, 5.00%, 11/1/36	487,839	560,177
FNMA, 5.50%, 2/1/37	33,741	39,013
FNMA, 6.00%, 7/1/37	258,454	302,473
FNMA, 6.50%, 8/1/37	21,491	24,902
FNMA, 5.50%, 7/1/39	217,998	253,042
FNMA, 5.00%, 4/1/40	520,387	594,935
FNMA, 5.00%, 6/1/40	412,530	473,770
FNMA, 4.50%, 8/1/40	655,196	729,122
FNMA, 4.50%, 9/1/40	1,369,575	1,524,664
FNMA, 3.50%, 1/1/41	826,963	896,638
FNMA, 4.00%, 1/1/41	667,126	749,908
FNMA, 4.00%, 5/1/41	725,116	797,229
FNMA, 4.50%, 9/1/41	279,576	311,233
FNMA, 4.50%, 9/1/41	1,225,315	1,364,827
FNMA, 4.00%, 1/1/42	556,101	611,745

FNMA, 3.50%, 5/1/42	1,165,403	1,270,400
FNMA, 3.50%, 6/1/42	397,487	437,185
FNMA, 6.50%, 8/1/47	7,750	8,351
FNMA, 6.50%, 9/1/47	754	811
FNMA, 6.50%, 9/1/47	8,251	8,872
FNMA, 6.50%, 9/1/47	15,643	16,815
FNMA, 3.50%, 3/1/48	1,322,539	1,400,111
FNMA, 4.00%, 6/1/48	3,765,822	3,994,150
FNMA, 4.50%, 7/1/48	954,503	1,028,602
FNMA, 4.00%, 8/1/48	2,995,889	3,183,010
FNMA, 3.50%, 4/1/49	899,519	948,604
FNMA, 4.00%, 6/1/49	5,521,314	5,860,204
FNMA, 3.50%, 9/1/49	1,879,334	1,980,491
FNMA, 3.00%, 3/1/50	1,517,947	1,607,892
FNMA, 3.00%, 6/1/50	798,731	846,059
FNMA, 3.00%, 6/1/50	698,858	740,269
FNMA, 3.00%, 6/1/50	970,189	1,027,677
GNMA, 2.50%, TBA	3,500,000	3,696,875
GNMA, 7.00%, 4/20/26	19,956	22,412
GNMA, 7.50%, 8/15/26	12,806	14,536
GNMA, 7.00%, 2/15/28	4,238	4,254
GNMA, 7.50%, 2/15/28	3,691	3,705
GNMA, 7.00%, 12/15/28	5,957	5,979
GNMA, 7.00%, 5/15/31	28,223	33,720
GNMA, 5.50%, 11/15/32	81,004	93,690
GNMA, 4.50%, 5/20/41	254,900	280,923
GNMA, 4.50%, 6/15/41	295,657	330,043
GNMA, 3.50%, 6/20/42	562,604	609,971
GNMA, 4.50%, 11/20/43	341,944	377,024
GNMA, 3.50%, 3/15/46	2,709,846	2,884,882
GNMA, 2.50%, 7/20/46	637,328	678,930
UMBS, 2.50%, TBA	17,820,000	18,721,441
UMBS, 3.00%, TBA	5,000,000	5,290,712
		70,112,544
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $71,552,537)		73,530,911
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	11,313	11,845
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.69%, 3/25/35	147,756	147,156
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	235,183	244,000
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	98,613	95,356
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.78%, 8/25/34	114,195	108,939
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.08%, 8/25/34	275,298	268,961
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.72%, 8/25/35	32,850	33,805
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	65,011	64,697
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.17%, (1-month LIBOR plus 2.00%), 1/25/40(3)	600,000	574,987
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.82%, (1-month LIBOR plus 3.65%), 2/25/40(3)	600,000	567,425
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,552	2,278
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	290,836	298,125
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	486,061	494,835
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	425,409	433,928

First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.57%, 10/25/34	161,889	159,775
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.32%, 8/25/35	32,263	32,886
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(3)	721,637	735,012
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	42,146	40,853
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.79%, 5/25/34	70,968	68,334
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.96%, 1/25/35	106,153	104,115
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.99%, 9/25/35	90,245	90,588
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.71%, 9/25/35	112,303	111,258
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.04%, 7/25/35	24,701	25,124
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.27%, 7/25/35	16,383	16,043
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.89%, 4/25/35	69,731	69,193
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	39,338	39,809
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	517,481	534,549
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	86,798	86,986
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.59%, 11/21/34	125,180	126,269
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.15%, 11/25/35	72,339	69,673
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.78%, 2/25/35	115,497	117,024
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	899,863	978,451
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	566,993	615,728
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.67%, (1-month LIBOR plus 1.50%), 6/25/57(3)	308,316	307,602
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 SEQ, VRN, 3.60%, 4/25/49(3)	636,487	651,670
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	392,745	405,716
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	516,114	519,508
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	210,773	216,214
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.96%, 7/25/34	60,154	59,503
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, (1-month LIBOR plus 0.74%), 9/25/34	350,086	331,197
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.61%, 3/25/35	213,988	208,705
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.11%, 5/25/35	73,687	73,318
		10,141,440
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.42%, (1-month LIBOR plus 4.25%), 11/25/23	668,170	505,649
FHLMC, Series 2014-DN2, Class M3, VRN, 3.77%, (1-month LIBOR plus 3.60%), 4/25/24	740,068	612,878
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.17%, (1-month LIBOR plus 5.00%), 12/25/28	810,765	842,938
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.47%, (1-month LIBOR plus 2.30%), 10/25/48(3)	150,000	144,234
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.62%, (1-month LIBOR plus 2.45%), 3/25/49(3)	306,546	300,344
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.22%, (1-month LIBOR plus 2.05%), 7/25/49(3)	422,912	408,566
FNMA, Series 2014-C02, Class 1M2, VRN, 2.77%, (1-month LIBOR plus 2.60%), 5/25/24	306,459	232,091
FNMA, Series 2014-C02, Class 2M2, VRN, 2.77%, (1-month LIBOR plus 2.60%), 5/25/24	378,194	326,144
FNMA, Series 2015-C03, Class 1M2, VRN, 5.17%, (1-month LIBOR plus 5.00%), 7/25/25	1,125,197	1,146,680
FNMA, Series 2015-C04, Class 1M2, VRN, 5.87%, (1-month LIBOR plus 5.70%), 4/25/28	371,643	390,855
FNMA, Series 2016-C04, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 4.25%), 1/25/29	620,306	630,049
FNMA, Series 2016-C06, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 4.25%), 4/25/29	306,331	315,300
		5,855,728
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,996,307)		15,997,168
ASSET-BACKED SECURITIES — 1.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	480,686	481,117
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	584,950	624,319
Goodgreen, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	1,000,000	1,004,531
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	132,561	132,514
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	203,672	205,352
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	1,129,244	1,164,715
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	102,755	102,870
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	107,184	107,656

MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	165,395	165,501
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	384,750	393,448
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	518,551	539,181
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	999,372	1,035,141
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,550,000	2,632,140
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	1,150,000	1,175,321
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	94,943	95,901
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	378,354	387,212
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	598,774	609,884
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	375,473	390,699
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	309,573	322,299
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	276,295	295,010
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	104,849	87,953
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	251,707	250,976
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	504,159	508,673
TOTAL ASSET-BACKED SECURITIES (Cost $12,390,646)		12,712,413
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 2.22%, (3-month LIBOR plus 1.95%), 1/20/32(3)	700,000	691,090
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(3)	375,000	371,612
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.02%), 4/20/31(3)	750,000	731,683
CBAM Ltd., Series 2019-9A, Class A, VRN, 1.56%, (3-month LIBOR plus 1.28%), 2/12/30(3)	650,000	645,967
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.24%, (3-month LIBOR plus 0.98%), 4/24/31(3)	450,000	441,743
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 1.24%, (3-month LIBOR plus 0.97%), 4/18/31(3)	550,000	533,565
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(3)	1,150,000	1,132,991
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(3)	1,000,000	985,598
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(3)	1,000,000	983,977
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.54%, (3-month LIBOR plus 1.26%), 1/15/33(3)	1,000,000	980,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.26%, (3-month LIBOR plus 0.98%), 4/15/31(3)	750,000	737,509
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(3)	800,000	795,284
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(3)	885,000	861,522
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.60%, (3-month LIBOR plus 1.29%), 4/18/33(3)	500,000	493,017
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(3)	750,000	742,025
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.21%, (3-month LIBOR plus 0.97%), 4/25/31(3)	900,000	878,908
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,156,889)		12,006,491
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	474,378
California State University Rev., 2.98%, 11/1/51	500,000	556,840
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	285,000	383,291
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	293,172
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	225,000	239,492
Houston GO, 3.96%, 3/1/47	120,000	151,007
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	136,399
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	79,541
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	959,874
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	174,628
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	353,646
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	163,577
New York City GO, 6.27%, 12/1/37	95,000	146,601
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	348,196
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	55,000	77,285
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	50,000	70,042

Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	131,402
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	72,469
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	185,000	208,273
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	423,294
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	292,255
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	153,799
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	154,498
State of California GO, 4.60%, 4/1/38	355,000	419,756
State of California GO, 7.55%, 4/1/39	100,000	182,017
State of California GO, 7.30%, 10/1/39	160,000	272,990
State of California GO, 7.60%, 11/1/40	80,000	150,570
State of Washington GO, 5.14%, 8/1/40	20,000	29,026
University of Texas System (The) Rev., 5.00%, 8/15/40	215,000	341,330
TOTAL MUNICIPAL SECURITIES (Cost $6,017,662)		7,439,648
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	103,157
Chile Government International Bond, 3.625%, 10/30/42	100,000	122,750
		225,907
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	319,698
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	661,125
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	290,580
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	304,331
Philippine Government International Bond, 6.375%, 10/23/34	150,000	227,654
		531,985
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	145,170
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	149,104
		294,274
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	113,585
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	149,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,271,177)		2,586,404
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	270,000	295,180
FNMA, 6.625%, 11/15/30	600,000	933,614
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,001,641)		1,228,794
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.60% (Cost $649,621)	721,000	698,541
TEMPORARY CASH INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $26,622,745)	26,622,745	26,622,745
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $812,795,543)		986,786,887
OTHER ASSETS AND LIABILITIES — (2.6)%		(25,281,263)
TOTAL NET ASSETS — 100.0%		$961,505,624

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	74	September 2020	$3,700	$12,074,950	$887,142
U.S. Treasury 2-Year Notes	1	September 2020	$200,000	220,984	342
				$12,295,934	$887,484

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	30	September 2020	$3,000,000	$4,777,500	$(81,990)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$10,800,000	$337,399	$(688,846)	$(351,447)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$(80,529)	$(81,057)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,365,571.
(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $51,752,347, which represented 5.4% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	576,098,047	—	—
U.S. Treasury Securities	—	151,848,109	—
Corporate Bonds	—	106,017,616	—
U.S. Government Agency Mortgage-Backed Securities	—	73,530,911	—
Collateralized Mortgage Obligations	—	15,997,168	—
Asset-Backed Securities	—	12,712,413	—
Collateralized Loan Obligations	—	12,006,491	—
Municipal Securities	—	7,439,648	—
Sovereign Governments and Agencies	—	2,586,404	—
U.S. Government Agency Securities	—	1,228,794	—
Preferred Stocks	—	698,541	—
Temporary Cash Investments	26,622,745	—	—
	602,720,792	384,066,095	—
Other Financial Instruments
Futures Contracts	887,484	—	—

Liabilities
Other Financial Instruments
Futures Contracts	81,990	—	—
Swap Agreements	—	432,504	—
	81,990	432,504	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.